PIMCO Global Core Bond Hedged Portfolio Investment Objectives and Goals - Administrative Class [Member] - PIMCO Global Core Bond Hedged Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO Global Core Bond (Hedged) Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return which exceeds that of Bloomberg Global Aggregate (USD Hedged) Index.